CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,492,436	$ 204,463	¥ 2,243,537
Restricted cash (including amounts of consolidated VIEs that can be used only to settle obligations of the VIEs of RMB434,421 and RMB514,991 as of December 31, 2023 and 2024, respectively)	545,795	74,774	2,854,568
Short-term investments	0		356,820
Accounts and notes receivable (net of allowance for doubtful debt of RMB188,356 and RMB189,501 as of December 31, 2023 and 2024, respectively)(including amounts of consolidated VIEs that can be used only to settle obligations of the VIEs of RMB61,618 as of December 31, 2024)	1,655,984	226,869	1,715,975
Prepaid expenses and other current assets	2,789,573	382,171	2,375,341
Total current assets	6,820,148	934,358	9,823,478
Non-current assets:
Restricted cash (including amounts of consolidated VIEs that can be used only to settle obligations of the VIEs of RMB382 and RMB18,000 as of December 31, 2023 and 2024, respectively)	42,842	5,869	882
Derivative financial instruments	6,768	927
Long-term investments, net	794,688	108,872	757,949
Property and equipment, net (including amounts of consolidated VIEs that can be used only to settle obligations of the VIEs of RMB 1,116,514 and RMB 1,022,885 as of December 31, 2023 and 2024, respectively)	17,216,635	2,358,669	13,024,393
Intangible assets, net	1,403,787	192,318	1,383,406
Land use rights, net	766,213	104,971	602,503
Operating lease right-of-use assets, net (including amounts of consolidated VIEs that can be used only to settle obligations of the VIEs of RMB3,948,272 and RMB4,561,722 as of December 31, 2023 and 2024, respectively)	4,618,212	632,692	4,012,329
Deferred tax assets, net (including amounts of consolidated VIEs that can be used only to settle obligations of the VIEs of RMB208,266 and RMB221,722 as of December 31, 2023 and 2024, respectively)	306,623	42,007	247,644
Other non-current assets	381,126	52,214	533,319
Total non-current assets	25,536,894	3,498,539	20,562,425
Total assets	32,357,042	4,432,897	30,385,903
Current liabilities:
Short-term bank borrowings (including amounts of consolidated VIEs without recourse to the Company of RMB30,000 and RMB589,000 as of December 31, 2023 and 2024,respectively)	589,000	80,693	30,000
Convertible promissory notes			4,208,495
Current portion of long-term borrowings (including amounts of consolidated VIEs without recourse to the Company of RMB544,803 and RMB1,093,160 as of December 31, 2023 and 2024, respectively)	1,420,190	194,565	723,325
Current portion of finance lease liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB97,388 and RMB94,162 as of December 31, 2023 and 2024, respectively)	208,299	28,537	115,806
Current portion of operating lease liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB754,935 and RMB881,025 as of December 31, 2023 and 2024, respectively)	899,818	123,275	780,164
Accounts and notes payable (including amounts of consolidated VIEs without recourse to the Company of RMB493,837 and RMB574,642 as of December 31, 2023 and 2024, respectively)	709,260	97,168	696,177
Amounts due to related parties (including amounts of consolidated VIEs without recourse to the Company of RMB356,080 and RMB355,679 as of December 31, 2023 and 2024, respectively)	355,679	48,728	356,080
Income taxes payable (including amounts of consolidated VIEs without recourse to the Company of RMB13,531 and RMB68,458 as of December 31, 2023 and 2024, respectively)	69,569	9,531	35,197
Advances from customers (including amounts of consolidated VIEs without recourse to the Company of RMB1,605,247 and RMB1,378,806 as of December 31, 2023 and 2024, respectively)	1,378,806	188,896	1,605,247
Deferred revenue (including amounts of consolidated VIEs without recourse to the Company of RMB83,546 and RMB80,435 as of December 31, 2023 and 2024, respectively)	87,830	12,033	95,477
Current portion of deferred government grants (including amounts of consolidated VIEs without recourse to the Company of RMB8,062 and RMB6,727 as of December 31, 2023 and 2024, respectively)	6,727	922	8,062
Accrued expenses and other payables (including amounts of consolidated VIEs without recourse to the Company of RMB1,616,423 and RMB1,274,258 as of December 31, 2023 and 2024, respectively)	3,618,237	495,696	2,783,102
Total current liabilities	9,343,415	1,280,044	11,437,132
Non-current liabilities:
Long-term borrowings (including amounts of consolidated VIEs without recourse to the Company of RMB2,464,811 and RMB3,285,482 as of December 31, 2023 and 2024, respectively)	7,767,390	1,064,128	5,113,521
Convertible promissory notes	1,897,738	259,989	1,769,946
Derivative liability			188,706
Non-current portion of finance lease liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB720,954 and RMB705,013 as of December 31, 2023 and 2024, respectively)	1,532,309	209,925	1,159,525
Non-current portion of operating lease liabilities (including amounts of consolidated VIEs without resource to the Company of RMB3,230,506 and RMB3,737,819 as of December 31, 2023 and 2024, respectively)	3,779,293	517,761	3,270,759
Unrecognized tax benefits (including amounts of consolidated VIEs without recourse to the Company of RMB98,082 and RMB107,850 as of December 31, 2023 and 2024, respectively)	107,850	14,775	98,457
Deferred tax liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB139,174 and RMB118,374 as of December 31, 2023 and 2024, respectively)	734,404	100,613	688,362
Deferred government grants (including amounts of consolidated VIEs without recourse to the Company of RMB11,862 and RMB38,654 as of December 31, 2023 and 2024, respectively)	273,824	37,514	145,112
Total non-current liabilities	16,092,808	2,204,705	12,434,388
Total liabilities	25,436,223	3,484,749	23,871,520
Commitments and contingencies
Shareholders' equity:
Treasury stock	(161,892)	(22,179)	(326,953)
Additional paid-in capital	17,298,692	2,369,911	17,291,312
Statutory reserves	107,380	14,711	80,615
Accumulated other comprehensive loss	(18,504)	(2,535)	(14,343)
Accumulated deficit	(10,859,888)	(1,487,799)	(11,016,323)
Total VNET Group, Inc. shareholders' equity	6,365,900	872,124	6,014,415
Noncontrolling interest	554,919	76,024	499,968
Total shareholders' equity	6,920,819	948,148	6,514,383
Total liabilities and shareholders' equity	32,357,042	4,432,897	30,385,903
Related Party
Current assets:
Amounts due from related parties	336,360	46,081	277,237
Common Class A
Shareholders' equity:
Ordinary shares	108	14	103
Common Class B
Shareholders' equity:
Ordinary shares	¥ 4	$ 1	¥ 4